Related Parties - Summary of Shares granted (Detail) R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$) shares R$ / shares
Disclosure of transactions between related parties [line items]
Number of shares granted (Quantity) | shares	14,834,595
Total grant costs, including taxes	R$ 433,901
Accumulated recognized grant costs	(124,841)
Accumulated unrecognized grant costs	R$ 309,060
Management
Disclosure of transactions between related parties [line items]
Number of shares granted (Quantity) | shares	0
Total grant costs, including taxes	R$ 9,732
Accumulated recognized grant costs	(9,732)
Accumulated unrecognized grant costs	R$ 0
Deferred stock plan [member] | Grant Date March 4 2016 [member] | Management
Disclosure of transactions between related parties [line items]
Grant date	March 4, 2016
Number of shares granted (Quantity) | shares	0
Vesting period	2023
Fair value of shares on the grant date | R$ / shares	R$ 32.72
Total grant costs, including taxes	R$ 9,732
Accumulated recognized grant costs	(9,732)
Accumulated unrecognized grant costs	R$ 0